Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial Fixed $100
					Investment Based On:
Fiscal Year	Summary Compensation Table Total	Compensation Actually Paid (1)	Average Summary Compensation Table Total for non-PEO NEOs (2)	Average Compensation Actually Paid to non-PEO NEOs (2) (3)	Company Total Shareholder Return (4)	Peer Group Total Shareholder Return (5)	Net Income (Loss) (Thousands) (6)	Adjusted EBITDA (Thousands) (7)
Mr. Burger
2023	$5,765,083	$4,389,702	$1,492,124	$1,173,599	$44.75	$128.14	$(56,577)	$12,057
2022	$3,772,291	$(3,308,677)	$994,972	$25,828	$58.41	$105.56	$(26,756)	$13,473
2021	$3,962,999	$1,273,454	$1,037,188	$567,590	$139.07	$134.57	$(39,946)	$23,784
Mr. Wasserman
2023	$2,590,721	$4,087,512	$1,492,124	$1,173,599	$44.75	$128.14	$(56,577)	$12,057
Mr. Lau
2023	$6,278,891	$9,122,181	$1,492,124	$1,173,599	$44.75	$128.14	$(56,577)	$12,057

Company Selected Measure Name	In the Company's assessment Adjusted EBITDA is the financial performance measure that is the most important financial performance measure (other than total shareholder return and net income) used by the Company in 2023 to link compensation actually paid to performance. Adjusted EBITDA is a non-GAAP financial measure. A reconciliation of Adjusted EBITDA to the most directly comparable GAAP financial measure is provided in Appendix A to this proxy statement.
Named Executive Officers, Footnote [Text Block]	Non-PEO NEOs included for 2023 are Mr. Muhich and Mr. Sexton. Non-PEO NEOs included for 2022 are Mr. Muhich, Mr. Sexton and Mr. Beadle. Non-PEO NEOs included for 2021 Mr. Muhich, Katrona Tyrrell, and Mr. Beadle.
Peer Group Issuers, Footnote [Text Block]	The peer group used for this purpose is the Russell 2000 Index.
Adjustment To PEO Compensation, Footnote [Text Block]	:

	Mr. Burger			Mr. Wasserman	Mr. Lau
Prior Fiscal Year-End	12/31/2020	12/31/2021	12/31/2022	12/31/2022	12/31/2022
Current Fiscal Year-End	12/31/2021	12/31/2022	12/31/2023	12/31/2023	12/31/2023
Fiscal Year	2021	2022	2023	2023	2023
“Total” as reported in Summary Compensation Table (“SCT”)	$3,962,999	$3,772,291	$5,765,083	2,590,721	$6,278,891
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	(2,837,935)	(3,042,417)	(4,879,771)	(2,390,720)	(5,655,598)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	1,651,061	1,393,843	4,046,352	3,887,511	8,498,888
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	(1,689,275)	(2,289,141)	(488,393)	—	—
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—	—	—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	186,604	(3,143,253)	(53,569)	—	—
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—	—	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—	—	—	—	—
Compensation Actually Paid	$1,273,454	$(3,308,677)	$4,389,702	$4,087,512	$9,122,181

Non-PEO NEO Average Total Compensation Amount	$ 1,492,124	$ 994,972	$ 1,037,188
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,173,599	25,828	567,590
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The dollar amounts reported represent the amount of average of the “compensation actually paid” to each of our non-PEO NEOs for the fiscal year, as computed in accordance with SEC rules. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to such non-PEO NEOs during the applicable year.In accordance with SEC rules, the following adjustments were made to total compensation to determine the average of the compensation actually paid to our non-PEO NEOs:

	Average Non-PEO NEOs
Prior Fiscal Year-End	12/31/2020	12/31/2021	12/31/2022
Current Fiscal Year-End	12/31/2021	12/31/2022	12/31/2023
Fiscal Year	2021	2022	2023
Average “Total” as reported in the (SCT)	$1,037,188	$994,972	$1,492,124
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(544,289)	$(416,450)	$(1,091,545)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Fiscal Year	$256,482	$237,906	$905,120
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards at Fiscal Year-End Granted in Prior Fiscal Years	$(253,396)	$(274,795)	$(115,926)
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$42,611	$—	$—
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$28,994	$(327,290)	$(16,174)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$—	$(188,515)	$—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	$—	$—	$—
Compensation Actually Paid	$567,590	$25,828	$1,173,599

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Compensation Actually Paid (CAP) and Cumulative Company TSR and Russell 2000 Index
Compensation Actually Paid vs. Net Income [Text Block]	Compensation Actually Paid and Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Compensation Actually Paid and Adjusted EBITDA
Total Shareholder Return Amount	$ 44.75	58.41	139.07
Peer Group Total Shareholder Return Amount	128.14	105.56	134.57
Net Income (Loss)	$ (56,577,000)	$ (26,756,000)	$ (39,946,000)
Company Selected Measure Amount	12,057,000	13,473,000	23,784,000
Additional 402(v) Disclosure [Text Block]	Cumulative TSR is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between the Company’s share price at the end and the beginning of the measurement period by the Company’s share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements included in our annual report on Form 10-K filed with the SEC for each applicable year.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue adjusted for the impact of acquisitions and divestitures
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return (“TSR”) compared to the TSRs of the companies in the Russell 2000 Growth Index
Burger [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,765,083	$ 3,772,291	$ 3,962,999
PEO Actually Paid Compensation Amount	4,389,702	(3,308,677)	1,273,454
Wasserman [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	2,590,721
PEO Actually Paid Compensation Amount	4,087,512
Lau [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	6,278,891
PEO Actually Paid Compensation Amount	9,122,181
PEO [Member] | Burger [Member] | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,879,771)	(3,042,417)	(2,837,935)
PEO [Member] | Burger [Member] | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,046,352	1,393,843	1,651,061
PEO [Member] | Burger [Member] | Equity Awards Granted In Prior Years Unvested Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(488,393)	(2,289,141)	(1,689,275)
PEO [Member] | Burger [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Burger [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(53,569)	(3,143,253)	186,604
PEO [Member] | Burger [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Burger [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Wasserman [Member] | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,390,720)
PEO [Member] | Wasserman [Member] | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,887,511
PEO [Member] | Lau [Member] | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,655,598)
PEO [Member] | Lau [Member] | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	8,498,888
Non-PEO NEO [Member] | Equity Awards Granted During The Year Grant Date Fair Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,091,545)	(416,450)	(544,289)
Non-PEO NEO [Member] | Equity Awards Granted During The Year Fair Value At Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	905,120	237,906	256,482
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Unvested Member [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(115,926)	(274,795)	(253,396)
Non-PEO NEO [Member] | Equity Awards Granted During The Year Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	42,611
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(16,174)	(327,290)	28,994
Non-PEO NEO [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(188,515)	0
Non-PEO NEO [Member] | Equity Awards Value Of Dividends And Other Earnings Paid Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0